Retirement and Deferred Compensation Plans - Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates (Detail) - Postretirement Benefits [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on service and interest cost components, 1% Increase	$ (1)
Effect on postretirement benefit obligation, 1% Increase	(4)
Effect on service and interest cost components, 1% Decrease	(1)
Effect on postretirement benefit obligation, 1% Decrease	$ (3)